EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Share capital
IN MILLIONS OF USD	31.12.2018	31.12.2017
Share capital	0.1	0.1

Shares issued
IN MILLIONS OF USD	NUMBER OF SHARES1	SHARE CAPITAL
Class A common shares	39,417,765	-
Class B common shares	53,093,315	0.1
Balance at December 31, 2018	92,511,080	0.1

1	Class A and B common shares are equally eligible for dividend payments.

Treasury shares
		TOTAL EQUITY
	NUMBER OF CLASS A COMMON SHARES	IN MILLIONS OF USD
Balance at January 1, 2018	-	-
Share purchases	(125,000)	(2.0)
Balance at December 31, 2018	(125,000)	(2.0)

Earnings per share, basic and diluted
IN MILLIONS OF USD / QUANTITY	2018	2017	2016
Net profit attributable to equity holders of the parent	29.5	(40.4)	23.5
Weighted average number of ordinary shares outstanding	92,509,779	92,511,080	92,511,080
Basic earnings per share in USD	0.32	(0.44)	0.25

IN MILLIONS OF USD / QUANTITY	2018	2017	2016
Net profit attributable to equity holders of the parent	29.5	(40.4)	23.5
Weighted average number of ordinary shares outstanding	93,181,243	92,511,080	92,511,080
Diluted earnings per share in USD	0.32	(0.44)	0.25

Weighted average number of ordinary shares
QUANTITY	2018	2017
Outstanding shares	92,511,080	92,511,080
Less treasury shares	(1,301)	-
Used for calculation of basic earnings per share	92,509,779	92,511,080

EFFECT OF DILUTION
Share plans	671,464	-
Used for calculation of diluted earnings per share	93,181,243	92,511,080